UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund Inc. - AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 69.5%
Industrial - 57.4%
Basic - 5.7%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	638	$671,495
Aleris International, Inc.
7.625%, 2/15/18		562	576,050
ArcelorMittal
5.125%, 6/01/20		765	775,519
5.25%, 2/25/17		135	140,231
6.125%, 6/01/18		1,283	1,366,395
Ashland, Inc.
3.875%, 4/15/18		2,175	2,234,812
Commercial Metals Co.
6.50%, 7/15/17		299	314,698
7.35%, 8/15/18		1,669	1,806,692
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		830	842,450
Huntsman International LLC
4.875%, 11/15/20		925	922,687
8.625%, 3/15/21		504	530,420
INEOS Group Holdings SA
6.125%, 8/15/18 (a)		300	306,375
Lundin Mining Corp.
7.50%, 11/01/20 (a)		403	434,233
Novelis, Inc.
8.375%, 12/15/17		455	471,494
8.75%, 12/15/20		615	650,363
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		2,435	2,568,925
Steel Dynamics, Inc.
6.125%, 8/15/19		925	973,562
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		725	754,000

			16,340,401

Capital Goods - 5.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.286%, 12/15/19 (a)(b)		2,058	2,001,405
Bombardier, Inc.
7.50%, 3/15/18 (a)		795	830,775
Clean Harbors, Inc.
5.25%, 8/01/20		885	898,275
CNH Industrial America LLC
7.25%, 1/15/16		439	447,780
CNH Industrial Capital LLC
3.25%, 2/01/17		712	709,330
3.625%, 4/15/18		975	975,000
3.875%, 11/01/15		275	275,688
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 2/01/21		405	422,213
EnerSys
5.00%, 4/30/23 (a)		181	178,964

	Principal Amount (000)		U.S. $ Value
HD Supply, Inc.
5.25%, 12/15/21 (a)		1,165	1,181,019
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	90	107,360
Lafarge SA
6.50%, 7/15/16	U.S.$	440	460,900
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		400	422,500
Owens-Illinois, Inc.
7.80%, 5/15/18		525	586,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		814	838,420
7.875%, 8/15/19		501	521,666
Sealed Air Corp.
6.50%, 12/01/20 (a)		440	485,100
SPX Corp.
6.875%, 9/01/17		1,135	1,222,962
Terex Corp.
6.00%, 5/15/21		470	472,350
United Rentals North America, Inc.
7.375%, 5/15/20		900	960,291
8.25%, 2/01/21		388	414,675

			14,413,360

Communications - Media - 7.2%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	496,044
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, 6/01/20	U.S.$	1,078	1,138,637
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		365	331,466
6.375%, 9/15/20 (a)		850	844,263
Clear Channel Worldwide Holdings, Inc.
Series B
7.625%, 3/15/20		916	954,930
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,300	1,373,125
CSC Holdings LLC
7.625%, 7/15/18		1,485	1,626,075
8.625%, 2/15/19		420	476,175
DISH DBS Corp.
4.625%, 7/15/17		65	66,950
7.875%, 9/01/19		1,670	1,852,030
Intelsat Jackson Holdings SA
5.50%, 8/01/23		118	104,489
7.25%, 10/15/20		970	959,087
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		736	780,160
RR Donnelley & Sons Co.
7.00%, 2/15/22		250	268,750
8.25%, 3/15/19		789	903,405
Sinclair Television Group, Inc.
5.375%, 4/01/21		1,102	1,110,265
6.375%, 11/01/21		460	474,950

	Principal Amount (000)	U.S. $ Value
Sirius XM Radio, Inc.
5.875%, 10/01/20 (a)	667	687,010
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19	1,435	1,452,937
TEGNA, Inc.
5.125%, 10/15/19-7/15/20	1,895	1,946,950
Telesat Canada/Telesat LLC
6.00%, 5/15/17 (a)	947	962,389
Time, Inc.
5.75%, 4/15/22 (a)	660	638,550
Univision Communications, Inc.
5.125%, 5/15/23 (a)	52	50,440
6.75%, 9/15/22 (a)	70	74,025
Virgin Media Finance PLC
6.375%, 4/15/23 (a)	400	413,500
Virgin Media Secured Finance PLC
5.25%, 1/15/21	600	633,000

		20,619,602

Communications - Telecommunications - 4.8%
CenturyLink, Inc.
Series N
6.00%, 4/01/17	600	625,500
Crown Castle International Corp.
4.875%, 4/15/22	880	888,800
Frontier Communications Corp.
6.25%, 9/15/21	995	905,450
8.125%, 10/01/18	530	571,409
Level 3 Financing, Inc.
7.00%, 6/01/20	1,000	1,061,250
Numericable-SFR SAS
4.875%, 5/15/19 (a)	1,188	1,176,120
6.00%, 5/15/22 (a)	945	931,416
Qwest Capital Funding, Inc.
6.50%, 11/15/18	510	546,975
SBA Communications Corp.
5.625%, 10/01/19	858	892,320
Sprint Communications, Inc.
7.00%, 8/15/20	361	358,293
9.00%, 11/15/18 (a)	235	265,376
9.125%, 3/01/17	380	411,350
T-Mobile USA, Inc.
5.25%, 9/01/18	1,425	1,464,187
6.25%, 4/01/21	230	235,750
Telecom Italia Capital SA
5.25%, 10/01/15	800	806,680
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)	371	365,435
6.50%, 4/30/20 (a)	979	1,023,055
Windstream Services LLC
7.875%, 11/01/17	1,245	1,322,812

		13,852,178

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 3.3%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		1,220	1,247,450
6.625%, 10/15/22		280	294,000
Banque PSA Finance SA
4.375%, 4/04/16 (a)		736	748,880
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		1,820	1,865,500
Rhino Bondco SpA
5.486%, 12/15/19 (a)(b)	EUR	1,405	1,555,713
Schaeffler Holding Finance BV
6.25%, 11/15/19 (a)(c)	U.S.$	250	263,437
6.875%, 8/15/18 (a)(c)	EUR	235	271,447
6.875%, 8/15/18 (6.875% Cash or 7.625% PIK) (a)(c)	U.S.$	675	698,625
Tenneco, Inc.
6.875%, 12/15/20		1,260	1,310,400
ZF North America Capital, Inc.
4.00%, 4/29/20 (a)		1,096	1,094,630

			9,350,082

Consumer Cyclical - Entertainment - 0.5%
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		831	882,937
Pinnacle Entertainment, Inc.
6.375%, 8/01/21		450	477,563

			1,360,500

Consumer Cyclical - Other - 5.0%
Beazer Homes USA, Inc.
6.625%, 4/15/18		1,234	1,275,648
DR Horton, Inc.
3.625%, 2/15/18		375	382,031
3.75%, 3/01/19		590	594,425
4.00%, 2/15/20		600	596,820
International Game Technology PLC
5.625%, 2/15/20 (a)		1,150	1,124,125
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		500	513,750
KB Home
4.75%, 5/15/19		459	455,558
9.10%, 9/15/17		489	545,235
Lennar Corp.
4.125%, 12/01/18		200	202,000
4.50%, 6/15/19		150	153,000
6.95%, 6/01/18		1,275	1,399,312
Series B
6.50%, 4/15/16		370	382,025
Marina District Finance Co., Inc.
9.875%, 8/15/18		1,597	1,640,917
MCE Finance Ltd.
5.00%, 2/15/21 (a)		600	571,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,555	1,586,100
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,218	1,351,980

	Principal Amount (000)		U.S. $ Value
Standard Pacific Corp.
8.375%, 5/15/18		260	296,400
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		440	440,000
Toll Brothers Finance Corp.
4.00%, 12/31/18		270	275,400
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		550	519,750

			14,305,976

Consumer Cyclical - Restaurants - 0.2%
1011778 B.C. ULC/New Red Finance, Inc.
4.625%, 1/15/22 (a)		482	474,770

Consumer Cyclical - Retailers - 2.9%
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	776	1,194,904
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	1,497	1,515,712
Family Tree Escrow LLC
5.25%, 3/01/20 (a)		60	62,775
5.75%, 3/01/23 (a)		269	281,105
Group 1 Automotive, Inc.
5.00%, 6/01/22		760	756,200
Hanesbrands, Inc.
6.375%, 12/15/20		250	261,250
L Brands, Inc.
6.625%, 4/01/21		290	318,820
8.50%, 6/15/19		510	601,479
Rent-A-Center, Inc./TX
4.75%, 5/01/21		615	535,050
Rite Aid Corp.
8.00%, 8/15/20		1,225	1,277,063
Sally Holdings LLC/Sally Capital, Inc.
6.875%, 11/15/19		1,425	1,489,125

			8,293,483

Consumer Non-Cyclical - 9.9%
Amsurg Corp.
5.625%, 11/30/20-7/15/22		885	896,856
Aramark Services, Inc.
5.75%, 3/15/20		860	897,840
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	657	970,373
5.50%, 7/15/21 (a)		580	827,255
Care UK Health & Social Care PLC
5.572%, 7/15/19 (a)(b)		233	355,118
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	1,415	1,492,825
Constellation Brands, Inc.
3.75%, 5/01/21		440	431,200
ConvaTec Healthcare E SA
10.875%, 12/15/18 (a)	EUR	300	352,014
Endo Finance LLC/Endo Finco, Inc.
7.00%, 7/15/19-12/15/20 (a)	U.S.$	2,075	2,158,860

	Principal Amount (000)		U.S. $ Value
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,752	1,638,120
Grifols Worldwide Operations Ltd.
3.19%, 4/01/22		505	506,263
HCA, Inc.
8.00%, 10/01/18		700	812,000
HJ Heinz Co.
4.25%, 10/15/20		1,350	1,378,687
HRG Group, Inc.
7.875%, 7/15/19		1,186	1,251,230
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		768	817,920
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		2,089	2,230,049
Labco SA
8.50%, 1/15/18 (a)	EUR	240	277,598
Mallinckrodt International Finance SA
3.50%, 4/15/18	U.S.$	652	653,630
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		657	668,530
Post Holdings, Inc.
6.75%, 12/01/21 (a)		735	735,000
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	271	439,300
Quintiles Transnational Corp.
4.875%, 5/15/23 (a)	U.S.$	284	285,420
R&R Ice Cream PLC
5.50%, 5/15/20 (a)	GBP	354	565,261
Revlon Consumer Products Corp.
5.75%, 2/15/21	U.S.$	470	460,600
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		452	455,390
Smithfield Foods, Inc.
6.625%, 8/15/22		1,165	1,243,637
7.75%, 7/01/17		430	471,388
Spectrum Brands, Inc.
6.75%, 3/15/20		125	131,625
Tenet Healthcare Corp.
4.75%, 6/01/20		125	126,953
6.00%, 10/01/20		661	704,791
6.25%, 11/01/18		1,402	1,522,922
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)		310	318,525
6.375%, 10/15/20 (a)		430	452,844
6.75%, 8/15/18 (a)		738	773,977
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	765	1,238,067

			28,542,068

Energy - 5.5%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	435	411,075

	Principal Amount (000)		U.S. $ Value
Basic Energy Services, Inc.
7.75%, 2/15/19		430	357,975
California Resources Corp.
5.00%, 1/15/20		681	599,280
CHC Helicopter SA
9.25%, 10/15/20		1,220	887,186
Chesapeake Energy Corp.
4.875%, 4/15/22		370	320,975
7.25%, 12/15/18		1,010	1,040,300
DCP Midstream Operating LP
2.70%, 4/01/19		805	758,383
Denbury Resources, Inc.
5.50%, 5/01/22		415	370,388
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		953	819,580
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 9/15/21		265	198,750
Pacific Drilling SA
5.375%, 6/01/20 (a)		938	710,535
PHI, Inc.
5.25%, 3/15/19		1,130	1,048,075
Sabine Pass Liquefaction LLC
6.25%, 3/15/22		385	398,475
Sabine Pass LNG LP
7.50%, 11/30/16		1,050	1,105,135
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	2,030,000
Tervita Corp.
8.00%, 11/15/18 (a)		880	800,800
Transocean, Inc.
5.55%, 12/15/16		150	155,246
6.00%, 3/15/18		1,050	1,060,500
Whiting Canadian Holding Co. ULC
8.125%, 12/01/19		2,125	2,224,609
WPX Energy, Inc.
6.00%, 1/15/22		445	439,438

			15,736,705

Other Industrial - 0.6%
AECOM Global II LLC/URS Fox US LP
3.85%, 4/01/17		135	134,325
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		930	897,450
9.00%, 10/15/18 (a)	EUR	190	206,772
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	533	544,880

			1,783,427

Services - 1.0%
ADT Corp. (The)
4.125%, 4/15/19		1,758	1,784,370
IHS, Inc.
5.00%, 11/01/22 (a)		591	587,306

	Principal Amount (000)		U.S. $ Value
Service Corp. International/US
6.75%, 4/01/16 (b)		175	180,250
7.00%, 6/15/17 (b)		300	322,500

			2,874,426

Technology - 4.0%
Amkor Technology, Inc.
6.375%, 10/01/22		305	308,813
Avaya, Inc.
7.00%, 4/01/19 (a)		1,223	1,195,482
9.00%, 4/01/19 (a)		715	729,300
Brightstar Corp.
7.25%, 8/01/18 (a)		1,390	1,469,925
9.50%, 12/01/16 (a)		524	538,411
CDW LLC/CDW Finance Corp.
6.00%, 8/15/22		1,130	1,166,725
CommScope, Inc.
4.375%, 6/15/20 (a)		577	582,770
Dell, Inc.
4.625%, 4/01/21		785	788,399
First Data Corp.
6.75%, 11/01/20 (a)		1,041	1,099,556
7.375%, 6/15/19 (a)		120	124,200
Iron Mountain Europe PLC
6.125%, 9/15/22 (a)	GBP	430	693,582
Iron Mountain, Inc.
8.375%, 8/15/21	U.S.$	78	80,535
Nokia Oyj
5.375%, 5/15/19		415	438,883
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	654,875
Sanmina Corp.
4.375%, 6/01/19 (a)		1,500	1,496,250

			11,367,706

Transportation - Airlines - 1.2%
Air Canada
6.75%, 10/01/19 (a)		1,520	1,611,200
8.75%, 4/01/20 (a)		265	292,163
British Airways PLC
8.75%, 8/23/16 (b)	GBP	899	1,512,619

			3,415,982

Transportation - Services - 0.6%
Hertz Corp. (The)
4.25%, 4/01/18	U.S.$	365	369,563
5.875%, 10/15/20		663	671,288
7.50%, 10/15/18		750	775,312

			1,816,163

			164,546,829

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 8.6%
Banking - 4.4%
ABN AMRO Bank NV
4.31%, 3/10/16 (d)	EUR	1,000	1,123,211
Ally Financial, Inc.
3.75%, 11/18/19	U.S.$	380	377,150
4.125%, 3/30/20		370	369,304
4.75%, 9/10/18		960	990,000
5.50%, 2/15/17		100	104,250
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	1,100	1,302,982
BBVA International Preferred SAU
4.952%, 9/20/16 (a)(d)		100	112,042
BNP Paribas SA
5.945%, 4/19/16 (a)(d)	GBP	200	315,507
Danske Bank A/S
5.684%, 2/15/17 (d)		500	802,555
Dresdner Bank AG/New York NY
7.25%, 9/15/15	U.S.$	239	241,495
Equiniti Newco 2 PLC
7.125%, 12/15/18 (a)	GBP	870	1,373,822
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	348	386,028
Lloyds Bank PLC
4.385%, 5/12/17 (d)		850	991,308
Lloyds Banking Group PLC
6.267%, 11/14/16 (a)(d)	U.S.$	680	692,750
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,132	1,248,753
Societe Generale SA
5.922%, 4/05/17 (a)(d)		1,552	1,588,860
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (d)		550	562,430

			12,582,447

Brokerage - 0.6%
E*TRADE Financial Corp.
5.375%, 11/15/22		900	922,500
GFI Group, Inc.
10.375%, 7/19/18 (e)		602	678,755

			1,601,255

Finance - 3.4%
AerCap Aviation Solutions BV
6.375%, 5/30/17		730	772,887
CIT Group, Inc.
3.875%, 2/19/19		465	461,512
4.25%, 8/15/17		370	375,550
5.00%, 5/15/17		870	897,144
5.25%, 3/15/18		166	171,603
5.50%, 2/15/19 (a)		415	432,638
Enova International, Inc.
9.75%, 6/01/21		165	155,925

	Principal Amount (000)		U.S. $ Value
International Lease Finance Corp.
8.25%, 12/15/20		400	475,000
8.75%, 3/15/17		617	675,066
8.875%, 9/01/17		1,283	1,433,752
Navient Corp.
4.875%, 6/17/19		1,151	1,139,490
5.50%, 1/15/19		838	854,442
8.00%, 3/25/20		320	356,800
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		1,958	1,605,560

			9,807,369

Insurance - 0.2%
CNO Financial Group, Inc.
4.50%, 5/30/20		683	693,245

			24,684,316

Utility - 3.5%
Electric - 3.5%
DPL, Inc.
6.75%, 10/01/19 (a)		1,710	1,816,875
Dynegy, Inc.
6.75%, 11/01/19 (a)		1,625	1,690,813
FirstEnergy Corp.
Series B
4.25%, 3/15/23		745	749,650
GenOn Energy, Inc.
7.875%, 6/15/17		1,655	1,675,688
NRG Energy, Inc.
7.625%, 1/15/18		2,378	2,606,882
PPL Energy Supply LLC
6.50%, 5/01/18		275	294,250
Talen Energy Supply LLC
4.60%, 12/15/21		1,260	1,156,050

			9,990,208

Total Corporates - Non-Investment Grade (cost $204,153,312)			199,221,353

CORPORATES - INVESTMENT GRADE - 9.1%
Financial Institutions - 5.0%
Banking - 2.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
6.875%, 3/19/20 (a)	EUR	500	656,004
Credit Agricole SA
Series TSDI
5.00%, 6/20/18 (d)	GBP	650	1,051,850
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)	U.S.$	500	522,776
Nationwide Building Society
6.00%, 12/15/16 (d)	GBP	1,294	2,094,193
Santander Bank NA
8.75%, 5/30/18	U.S.$	250	291,404

	Principal Amount (000)		U.S. $ Value
Santander UK PLC
Series 2018
10.125%, 1/04/23	GBP	430	788,859
UBS AG/Jersey
7.25%, 2/22/22 (a)	U.S.$	975	1,026,073

			6,431,159

Finance - 1.2%
Aviation Capital Group Corp.
3.875%, 9/27/16 (a)		310	315,484
4.625%, 1/31/18 (a)		126	130,495
7.125%, 10/15/20 (a)		713	830,134
GE Capital Trust III
6.50%, 9/15/67 (a)	GBP	475	793,943
HSBC Finance Capital Trust IX
5.911%, 11/30/35	U.S.$	1,300	1,307,215

			3,377,271

Insurance - 1.6%
Allstate Corp. (The)
6.125%, 5/15/37		605	629,200
Cloverie PLC for Zurich Insurance Co., Ltd.
8.25%, 1/18/18 (a)(d)		500	555,000
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		614	689,983
Progressive Corp. (The)
6.70%, 6/15/37		725	755,812
Prudential Financial, Inc.
8.875%, 6/15/38		820	959,400
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		900	936,000

			4,525,395

			14,333,825

Industrial - 3.5%
Basic - 0.6%
Freeport-McMoRan, Inc.
2.375%, 3/15/18		840	833,570
Rock-Tenn Co.
4.45%, 3/01/19		885	939,436

			1,773,006

Communications - Media - 0.1%
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(d)		114	121,268

Communications - Telecommunications - 0.4%
Embarq Corp.
7.082%, 6/01/16		120	124,791
Qwest Corp.
6.75%, 12/01/21		265	292,494
Verizon Communications, Inc.
2.625%, 2/21/20		665	663,505

			1,080,790

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
3.25%, 5/15/18	119	121,707
3.50%, 7/10/19	580	592,277

		713,984

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18	106	117,922

Consumer Non-Cyclical - 0.1%
Mylan Inc
7.875%, 7/15/20 (a)	280	291,683
Universal Health Services, Inc.
7.125%, 6/30/16	65	68,575

		360,258

Energy - 1.0%
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)	180	187,650
7.25%, 10/01/20 (a)	289	312,120
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16	95	97,102
Kinder Morgan, Inc./DE
7.00%, 6/15/17	55	59,810
7.25%, 6/01/18	871	982,309
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 9/01/20	1,000	1,087,930

		2,726,921

Technology - 1.0%
Denali Borrower LLC/Denali Finance Corp.
5.625%, 10/15/20 (a)	520	546,650
Seagate HDD Cayman
3.75%, 11/15/18	1,825	1,902,624
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	517	530,815

		2,980,089

		9,874,238

Utility - 0.6%
Electric - 0.6%
EDP Finance BV
6.00%, 2/02/18 (a)	1,400	1,499,403
Puget Energy, Inc.
6.50%, 12/15/20	240	280,957

		1,780,360

Total Corporates - Investment Grade (cost $26,215,738)		25,988,423

	Principal Amount (000)	U.S. $ Value
BANK LOANS - 5.1%
Industrial - 4.7%
Basic - 0.2%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/30/19 (b)	97	86,170
Ineos US Finance LLC
4.25%, 3/31/22 (b)	618	617,826

		703,996

Capital Goods - 0.0%
Serta Simmons Holdings, LLC
4.25%, 10/01/19 (b)	133	132,773

Communications - Media - 0.3%
Checkout Holding Corp. (fka Catalina Marketing)
4.50%, 4/09/21 (b)	248	217,800
Time, Inc.
4.25%, 4/26/21 (b)	248	246,881
TownSquare Media, Inc.
4.25%, 4/01/22 (b)	449	448,875

		913,556

Consumer Cyclical - Automotive - 0.5%
Affinia Group, Inc.
4.75%, 4/27/20 (b)	391	391,144
American Tire Distributors
5.25%, 9/01/21 (b)	588	592,395
CS Intermediate Holdco 2 LLC
4.00%, 4/04/21 (b)	282	281,374
Navistar, Inc.
5.75%, 8/17/17 (b)	70	70,044

		1,334,957

Consumer Cyclical - Entertainment - 0.1%
Station Casinos LLC
4.25%, 3/02/20 (b)	159	158,835

Consumer Cyclical - Other - 0.6%
La Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (b)	142	141,516
New HB Acquisition LLC
6.75%, 4/09/20 (b)	371	375,891
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC)
3.50%, 5/14/20 (b)	490	487,957
Staples, Inc.
4/23/21 (f)	641	639,033

		1,644,397

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Restaurants - 0.6%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons)
3.75%, 12/10/21 (b)	1,877	1,874,423

Consumer Cyclical - Retailers - 0.3%
Dollar Tree, Inc.
3.50%, 3/09/22 (b)	29	29,367
J.C. Penney Corp., Inc.
6.00%, 5/22/18 (b)	245	244,299
Men’s Wearhouse, Inc. (The)
5.00%, 6/18/21	310	311,870
Michaels Stores, Inc.
4.00%, 1/28/20 (b)	179	178,687

		764,223

Consumer Non-Cyclical - 1.2%
Acadia Healthcare Co., Inc.
4.25%, 2/11/22 (b)	85	85,229
Air Medical Group Holdings, Inc.
4.50%, 4/28/22 (b)	503	499,246
Alere, Inc.
6/18/22 (f)	750	750,082
Envision Healthcare Corp. (fka Emergency Medical Services Corp.)
4.00%, 5/25/18 (b)	139	139,060
Grifols Worldwide Operations Ltd.
3.19%, 2/27/21 (b)	158	157,820
H.J. Heinz Co.
3.25%, 6/05/20 (b)	66	65,480
Horizon Pharma Inc.
4.50%, 5/07/21 (b)	574	575,902
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l.
4.75%, 6/30/21 (b)	488	477,441
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.00%, 9/30/19 (b)	88	87,462
4.25%, 9/30/19 (b)	459	458,598
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC)
4.00%, 12/05/18 (b)	145	144,449

		3,440,769

Energy - 0.1%
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (b)	256	192,877

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.6%
Atkore International, Inc.
4.50%, 4/09/21 (b)		832	802,494
Gardner Denver, Inc.
4.25%, 7/30/20 (b)		147	143,548
Gates Global LLC
4.25%, 7/06/21 (b)		518	509,966
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (b)		279	278,950
Unifrax Holding Co.
4.50%, 11/28/18 (b)	EUR	73	81,119

			1,816,077

Technology - 0.2%
BMC Software Finance, Inc.
5.00%, 9/10/20 (b)	U.S.$	662	621,517

			13,598,400

Financial Institutions - 0.3%
Other Finance - 0.3%
Travelport Finance (Luxembourg) S.à r.l.
5.75%, 9/02/21 (b)		754	754,830

Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.)
4.25%, 6/19/16 (b)		330	329,862

Total Bank Loans (cost $14,805,021)			14,683,092

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
GSE Risk Share Floating Rate - 2.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
3.587%, 7/25/23 (b)		345	353,637
Series 2014-DN1, Class M2
2.387%, 2/25/24 (b)		485	482,255
Series 2014-DN3, Class M2
2.587%, 8/25/24 (b)		680	678,457
Series 2014-HQ1, Class M2
2.687%, 8/25/24 (b)		1,420	1,433,361
Series 2014-HQ2, Class M2
2.387%, 9/25/24 (b)		1,200	1,191,360
Series 2014-HQ3, Class M2
2.837%, 10/25/24 (b)		495	497,444
Series 2015-HQ1, Class M2
2.387%, 3/25/25 (b)		901	886,162
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
2.187%, 10/25/23 (b)		92	92,878

	Principal Amount (000)	U.S. $ Value
Series 2014-C01, Class M1
1.787%, 1/25/24 (b)	375	376,306
Series 2014-C02, Class 2M1
1.137%, 5/25/24 (b)	95	94,846
Series 2015-C02, Class 2M1
1.385%, 5/25/25 (b)	518	514,794
Total Collateralized Mortgage Obligations (cost $6,646,430)		6,601,500

EMERGING MARKETS - CORPORATE BONDS - 1.7%
Industrial - 1.7%
Basic - 0.4%
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)	1,175	1,257,250

Capital Goods - 0.6%
Cemex SAB de CV
6.50%, 12/10/19 (a)	1,600	1,679,520

Consumer Non-Cyclical - 0.5%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	785	790,652
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)	275	290,263
Tonon Bioenergia SA
9.25%, 1/24/20 (a)	265	88,698
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)	445	240,300
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (g)(h)	425	4,250

		1,414,163

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)	440	451,550

Total Emerging Markets - Corporate Bonds (cost $5,590,904)		4,802,483

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Non-Agency Fixed Rate CMBS - 1.0%
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39	158	164,524
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.89%, 6/15/39	150	156,590
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AJ
5.495%, 11/10/45	1,000	1,003,851

	Principal Amount (000)	U.S. $ Value
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.708%, 4/10/38	215	218,378
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45	500	517,112
Series 2012-CBX, Class E
5.413%, 6/15/45 (a)	100	100,330
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41	185	186,590
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJFX
5.147%, 12/12/49 (a)	30	30,408
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49	600	606,979

Total Commercial Mortgage-Backed Securities (cost $2,949,964)		2,984,762

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Brazil - 0.2%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 4/14/19 (a)	752	759,520

Mexico - 0.4%
Petroleos Mexicanos
3.50%, 7/23/20 (a)	1,119	1,131,287

Total Quasi-Sovereigns (cost $1,868,822)		1,890,807

GOVERNMENTS - TREASURIES - 0.4%
United States - 0.4%
U.S. Treasury Notes 3.75%, 11/15/18 (cost $1,272,696)	1,182	1,283,855

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Hungary - 0.1%
Hungary Government International Bond
4.125%, 2/19/18	400	416,800

Turkey - 0.3%
Turkey Government International Bond
6.75%, 4/03/18	650	716,777

Total Governments - Sovereign Bonds (cost $1,088,478)		1,133,577

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.2%
Petrobras Global Finance BV
3.25%, 3/17/17		325	320,486
3.50%, 2/06/17		155	153,330

			473,816

Norway - 0.0%
Eksportfinans ASA
2.00%, 9/15/15		13	13,007
2.375%, 5/25/16		112	112,000

			125,007

Total Governments - Sovereign Agencies (cost $600,397)			598,823

	Shares
PREFERRED STOCKS - 0.2%
Financials - 0.2%
Banks - 0.0%
US Bancorp/MN
Series F
6.50%		3,000	84,660

Real Estate Investment Trusts (REITs) - 0.0%
Health Care REIT, Inc.
Series J
6.50%		450	11,439

Diversified Financial Services - 0.2%
Citigroup Capital XIII
7.875% (i)		18,500	480,260

Total Preferred Stocks (cost $593,150)			576,359

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Kenya - 0.1%
Kenya Government International Bond 5.875%, 6/24/19 (a) (cost $240,000)	U.S.$	240	245,040

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.1%
Swaptions - 0.1%
CDX-NAHY Series 23 RTP, Barclays Bank PLC (Buy Protection)
Expiration: Jul 2015, Exercise Rate: 104.00% (j)		9,730	41,618

	Notional Amount (000)	U.S. $ Value
IRS Swaption, Goldman Sachs International
Expiration: Jul 2015, Pay 2.956%, Receive 3-month LIBOR (BBA) (j)	2,390	20,221

		61,839

	Contracts
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jul 2015, Exercise Price: $ 199.00 (j)(k)	162	19,359
SPDR S&P 500 ETF Trust
Expiration: Jul 2015, Exercise Price: $ 205.00 (j)(k)	146	38,544

		57,903

Options on Indices - 0.0%
Russell 2000 Index
Expiration: Jul 2015, Exercise Price: $ 1,255.00 (j)(k)	19	39,805

Total Options Purchased - Puts (premiums paid $95,610)		159,547

	Shares
SHORT-TERM INVESTMENTS - 6.4%
Investment Companies - 6.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (l)(m) (cost $18,346,008)	18,346,008	18,346,008

Total Investments - 97.1% (cost $284,466,530) (n)		278,515,629
Other assets less liabilities - 2.9% (o)		8,194,993

Net Assets - 100.0%		$286,710,622

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	283	September 2015	$33,700,790	$33,749,961	$49,171
U.S. T-Note 10 Yr (CBT) Futures	26	September 2015	3,291,024	3,280,469	(10,555)

					$38,616

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	1,082	USD	877	7/23/15	$11,378
HSBC Bank USA	AUD	1,139	USD	871	8/07/15	(6,250)
Royal Bank of Scotland PLC	JPY	89,775	USD	724	7/24/15	(9,830)
Royal Bank of Scotland PLC	USD	2,012	EUR	1,799	7/30/15	(5,630)
Societe Generale	EUR	10,072	USD	11,323	7/30/15	90,189
State Street Bank & Trust Co.	GBP	11,056	USD	16,945	7/10/15	(425,180)
State Street Bank & Trust Co.	USD	109	GBP	70	7/10/15	474
State Street Bank & Trust Co.	USD	51	GBP	33	7/10/15	(20)

						$(344,869)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (k)	162	$189.00	7/17/15	$2,423	$(5,670)
SPDR S&P 500 ETF Trust (k)	146	201.00	7/17/15	9,338	(22,776)

				$11,761	$(28,446)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY Series 24, 5 Year Index	Barclays Bank PLC	Sell	101.00%	7/15/15	$9,730	$9,730	$(9,821)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index,12/20/18*	(5.00)%	2.53%	$480	$(38,742)	$(16,538)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53	795	(50,451)	45
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53	850	(53,970)	1,149
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53	821	(52,085)	(1,861)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.70	370	(4,940)	592

iTraxx Europe Crossover 21, 5 Year Index, 6/20/19*	(5.00)%	2.12%	EUR	2,117	$(256,949)	$3,637
iTraxx Europe Crossover 23, 5 Year Index, 6/20/20*	(5.00)	3.28		732	(62,520)	13,108
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		$8,722	553,518	2,084
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.43		1,540	26,306	17,306
iTraxx Europe Crossover 21, 5 Year Index, 6/20/19*	5.00	2.12	EUR	844	102,446	(10,844)

					$162,613	$8,678

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$32,510	2/27/20	1.630%	3 Month LIBOR	$(78,971)
Morgan Stanley & Co., LLC/(CME)	1,220	6/18/20	1.838	3 Month LIBOR	(5,160)
Morgan Stanley & Co., LLC/(CME)	3,096	10/15/22	2.652	3 Month LIBOR	(118,070)
Morgan Stanley & Co., LLC/(LCH Clearnet)	2,420	9/13/22	2.916	3 Month LIBOR	(145,570)

					$(347,771)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank NA:
CDX-EM Series 22, 5 Year Index, 12/20/19*	(1.00)%	3.87%	$2,050	$224,787	$132,730	$92,057
Goldman Sachs International:
Teck Resources Limited, 3.15%, 1/15/17, 6/20/18*	(1.00)	1.85	3,700	98,529	89,015	9,514
Sale Contracts
Barclays Bank PLC:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	5.00	6.29	720	(32,281)	3,232	(35,513)

M.D.C. Holdings, Inc., 5.625%, 2/01/20, 6/20/17*	1.00%	0.41%		$180	$1,978	$(3,698)	$5,676
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	1.45		180	12,385	(6,291)	18,676
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.05		35	2,942	1,343	1,599
MGM Resorts International, 7.625%, 1/15/17, 9/20/18*	5.00	2.22		340	29,594	13,975	15,619
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.27	EUR	326	40,350	38,912	1,438
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.27		424	52,455	51,137	1,318
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	1.54		$230	26,733	10,240	16,493
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	0.77		200	16,597	2,286	14,311
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	0.77		140	11,618	791	10,827
Citibank NA:
Bombardier, Inc., 7.45%, 5/01/34, 6/20/19*	5.00	4.68		650	6,896	47,956	(41,060)
Bombardier, Inc., 7.45%, 5/01/34, 6/20/19*	5.00	4.68		1,000	10,609	76,831	(66,222)
EDP - Energias de Portugal, S.A., 6.00%, 12/07/14, 3/20/19*	5.00	1.06	EUR	630	101,932	91,634	10,298
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.05		$47	3,951	1,855	2,096
ThyssenKrupp AG, 4.00%, 8/27/18, 3/20/19*	1.00	1.14	EUR	1,050	(7,109)	(73,030)	65,921

Unitymedia KabelBW GmbH, 9.625%, 12/01/19, 3/20/19*	5.00%	1.20%	EUR	40	$6,211	$3,780	$2,431
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	2.27		670	82,906	86,043	(3,137)
Credit Suisse International:
Dell, Inc., 7.10%, 4/15/28, 12/20/18*	1.00	1.30		$200	(2,402)	(18,460)	16,058
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.05		18	1,513	740	773
MGM Resorts International, 7.625%, 1/15/17, 9/20/18*	5.00	2.22		280	24,371	12,674	11,697
Deutsche Bank AG:
Sprint Communications, Inc., 6.00%, 12/01/16, 9/20/18*	5.00	2.98		510	31,867	19,487	12,380
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00	3.63		295	12,927	8,848	4,079
Goldman Sachs International:
CCO Holdings, LLC, 7.25%, 10/30/17, 3/20/19*	5.00	2.04		300	30,978	23,059	7,919
Sprint Communications, Inc., 6.00%, 12/01/16, 9/20/18*	5.00	2.98		530	33,117	22,593	10,524
Teck Resources Limited, 3.15%, 12/15/17, 6/20/20*	1.00	3.45		2,950	(326,936)	(299,566)	(27,370)
Wendel, 4.875%, 5/26/16, 3/20/19*	5.00	0.91	EUR	1,050	176,813	152,157	24,656
JPMorgan Chase Bank:
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 12/20/16*	5.00	0.28		$150	10,618	2,744	7,874
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.05		450	37,827	4,936	32,891
Unitymedia KabelBW GmbH, 9.625%, 12/01/19, 9/20/18*	5.00	1.05	EUR	190	27,056	12,719	14,337

					$748,832	$510,672	$238,160

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return On Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	2,940,000	LIBOR Plus 0.00%	$2,940	9/21/15	$(6,691)
JPMorgan Chase Bank
iBoxx $ Liquid High Yield Index	2,900,000	LIBOR Plus 0.00%	2,900	9/21/15	(21,097)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	150,000	LIBOR Plus 0.00%	150	9/21/15	(2,201)
iBoxx $ Liquid High Yield Index	1,790,000	LIBOR Plus 0.00%	1,790	9/21/15	(14,484)

					$(44,473)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $87,062,335 or 30.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2015.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2015.
(f)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(g)	Security is in default and is non-income producing.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of June 30, 2015, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/3/13	$439,642	$4,250	0.00%

(i)	Variable rate coupon, rate shown as of June 30, 2015.
(j)	Non-income producing security.
(k)	One contract relates to 100 shares.
(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(n)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,855,747 and gross unrealized depreciation of investments was $(7,806,648), resulting in net unrealized depreciation of $(5,950,901).
(o)	An amount of U.S. 279,688 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

BBA	-	British Bankers Association
CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN*

June 30, 2015 (unaudited)

66.4%	United States
7.5%	United Kingdom
2.9%	Canada
2.4%	France
2.1%	Ireland
1.7%	Luxembourg
1.3%	Italy
1.3%	Switzerland
1.0%	Mexico
1.0%	Germany
1.0%	Brazil
0.9%	Netherlands
0.5%	Portugal
3.4%	Other
6.6%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investments purposes (see “Portfolio of Investments” section of the report for additional details).“Other” country weightings represent 0.5% or less in the following countries: Australia, Chile, China, Denmark, Finland, Hong Kong, Hungary, Kenya, Macau, New Zealand, Norway, South Africa, Spain, Trinidad & Tobago and Turkey.

AB Limited Duration High Income Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$196,402,659		$2,818,694		$199,221,353
Corporates - Investment Grade		– 0	–	25,332,419		656,004		25,988,423
Bank Loans		– 0	–	– 0	–	14,683,092		14,683,092
Collateralized Mortgage Obligations		– 0	–	– 0	–	6,601,500		6,601,500
Emerging Markets - Corporate Bonds		– 0	–	4,802,483		– 0	–	4,802,483
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	2,984,762		2,984,762
Quasi-Sovereigns		– 0	–	1,890,807		– 0	–	1,890,807
Governments - Treasuries		– 0	–	1,283,855		– 0	–	1,283,855
Governments - Sovereign Bonds		– 0	–	1,133,577		– 0	–	1,133,577
Governments - Sovereign Agencies		– 0	–	598,823		– 0	–	598,823
Preferred Stocks		576,359		– 0	–	– 0	–	576,359
Emerging Markets - Sovereigns		– 0	–	245,040		– 0	–	245,040
Options Purchased - Puts		– 0	–	159,547		– 0	–	159,547
Short-Term Investments		18,346,008		– 0	–	– 0	–	18,346,008

Total Investments in Securities		18,922,367		231,849,210		27,744,052		278,515,629
Other Financial Instruments*:
Assets:
Futures		49,171		– 0	–	– 0	–	49,171
Forward Currency Exchange Contracts		– 0	–	102,041		– 0	–	102,041
Centrally Cleared Credit Default Swaps		– 0	–	37,921		– 0	–	37,921
Credit Default Swaps		– 0	–	411,462		– 0	–	411,462
Liabilities:
Futures		(10,555)		– 0	–	– 0	–	(10,555)
Forward Currency Exchange Contracts		– 0	–	(446,910)		– 0	–	(446,910)
Put Options Written		– 0	–	(28,446)		– 0	–	(28,446)
Credit Default Swaptions Written		– 0	–	(9,821)		– 0	–	(9,821)
Centrally Cleared Credit Default Swaps		– 0	–	(29,243)		– 0	–	(29,243)
Centrally Cleared Interest Rate Swaps		– 0	–	(347,771)		– 0	–	(347,771)
Credit Default Swaps		– 0	–	(173,302)		– 0	–	(173,302)
Total Return Swaps		– 0	–	(44,473)		– 0	–	(44,473)

Total^		$18,960,983		$231,320,668		$27,744,052		$278,025,703

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non- Investment Grade		Corporates - Investment Grade			Bank Loans
Balance as of 9/30/14	$3,381,452		$	– 0	–	$14,933,542
Accrued discounts/(premiums)	(30,910)			(10,039)		11,222
Realized gain (loss)	27,906			– 0	–	(61,506)
Change in unrealized appreciation/depreciation	(172,489)			(53,026)		(58,872)
Purchases/Payups	826,830			719,069		6,555,373
Sales/Paydowns	(1,214,095)			– 0	–	(6,696,667)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/15	$2,818,694			$656,004		$14,683,092

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$(141,837)			$(53,026)		$(45,708)

	Collateralized Mortgage Obligation		Commercial Mortgage-Backed Securities		Total
Balance as of 9/30/14	$2,482,928		$3,010,760		23,808,682
Accrued discounts/(premiums)	(923)		(291)		(30,941)
Realized gain (loss)	20		– 0	–	(33,580)
Change in unrealized appreciation/depreciation	(62,608)		(25,707)		(372,702)
Purchases/Payups	4,356,406		– 0	–	12,457,678
Sales/Paydowns	(174,323)		– 0	–	(8,085,085)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/15	$6,601,500		$2,984,762		$27,744,052

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	$(62,608)		$(40,227)		$(343,406)

As of June 30, 2015, all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 21, 2015